UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                     ---------

                              The GAMCO Growth Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GAMCO GROWTH FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006






TO OUR SHAREHOLDERS,

      During the second quarter of 2006, The GAMCO Growth Fund (the "Fund") declined 4.0%, while the Russell 1000 Growth Index and the Standard & Poor's ("S&P") 500 Index were down 3.9% and 1.4%, respectively. For the six month period ended June 30, 2006, the Fund declined 0.5% versus a loss of 0.9% for the Russell 1000 Growth Index and a gain of 2.7% for the S&P 500 Index.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                           ------------------------------------------------
                                                                                                              Since
                                              Year to                                                       Inception
                                   Quarter     Date     1 Year    3 Year     5 Year    10 Year    15 Year   (4/10/87)
                                   -------     ----     ------    ------     ------    -------    -------   ---------
  GAMCO GROWTH FUND CLASS AAA .... (3.95)%    (0.49)%   10.02%    10.69%     (1.66)%    7.16%     9.62%     11.40%

  S&P 500 Index .................. (1.44)      2.71      8.62     11.21       2.49      8.32     10.73      10.32
  Russell 1000 Growth Index ...... (3.90)     (0.93)     6.12      8.35      (0.76)     5.42      N/A*       N/A*

  Class A ........................ (3.98)     (0.49)    10.01     10.70      (1.65)     7.17      9.62      11.41
                                   (9.50)(b)  (6.21)(b)  3.69(b)   8.54(b)   (2.81)(b)  6.53(b)   9.19(b)   11.07(b)
  Class B ........................ (4.16)     (0.85)     9.20     10.00      (2.03)     6.96      9.48      11.30
                                   (8.95)(c)  (5.80)(c)  4.20(c)   9.17(c)   (2.42)(c)  6.96(c)   9.48(c)   11.30(c)
  Class C ........................ (4.12)     (0.85)     9.20     10.00      (2.03)     6.96      9.48      11.30
                                   (5.08)(c)  (1.84)(c)  8.20(c)  10.00(c)   (2.03)(c)  6.96(c)   9.48(c)   11.30(c)

--------------------------------------------------------------------------------
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
* THERE IS NO DATA AVAILABLE FOR THE RUSSELL 1000 GROWTH INDEX PRIOR TO AUGUST 31, 1992.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For  the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                 Beginning        Ending       Annualized    Expenses
               Account Value   Account Value    Expense    Paid During
                 01/01/06        06/30/06        Ratio       Period*
--------------------------------------------------------------------------------
THE GAMCO GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA       $1,000.00       $  995.10        1.49%       $ 7.37
Class A         $1,000.00       $  995.10        1.49%       $ 7.37
Class B         $1,000.00       $  991.50        2.24%       $11.06
Class C         $1,000.00       $  991.50        2.24%       $11.06
HYPOTHETICAL 5% RETURN
Class AAA       $1,000.00       $1,017.41        1.49%       $ 7.45
Class A         $1,000.00       $1,017.41        1.49%       $ 7.45
Class B         $1,000.00       $1,013.69        2.24%       $11.18
Class C         $1,000.00       $1,013.69        2.24%       $11.18

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:

THE GAMCO GROWTH FUND

Financial .........................................  14.4%
Industrial ........................................  14.1%
Energy ............................................  13.1%
Software & Services ...............................  13.1%
Consumer Staples ..................................  12.2%
Health Care Equipment & Services ..................   7.2%
Pharmaceuticals & Biotechnology ...................   5.3%
Retail ............................................   5.0%
Materials .........................................   2.9%
Semiconductors ....................................   2.9%
Media .............................................   2.2%
Communications Equipment ..........................   2.0%
U.S. Treasury Bills ...............................   1.8%
Hotels and Gaming .................................   1.8%
Computers & Peripheral ............................   1.4%
Auto & Components .................................   0.6%
Telecommunications ................................   0.3%
Other Assets and Liabilities (Net) ................  (0.3)%
                                                    ------
                                                    100.0%
                                                    ======



THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                              COST           VALUE
   ------                                              ----           ------

             COMMON STOCKS -- 98.5%
             CONSUMER DISCRETIONARY -- 9.6%
             AUTO & COMPONENTS -- 0.6%
   65,000    Harley-Davidson Inc. ................. $  3,103,572 $    3,567,850
   35,000    PACCAR Inc. ..........................    2,688,047      2,883,300
                                                    ------------ --------------
                                                       5,791,619      6,451,150
                                                    ------------ --------------
             HOTELS AND GAMING -- 1.8%
  140,000    Boyd Gaming Corp. ....................    6,809,155      5,650,400
   50,000    Hilton Hotels Corp. ..................    1,435,487      1,414,000
   65,000    Las Vegas Sands Corp.+ ...............    3,138,604      5,060,900
   50,000    Marriott International Inc., Cl. A ...    1,850,822      1,906,000
   10,000    MGM Mirage+ ..........................      461,368        408,000
   20,000    Starwood Hotels & Resorts Worldwide Inc.  1,245,751      1,206,800
   30,000    Station Casinos Inc. .................    2,334,008      2,042,400
                                                    ------------ --------------
                                                      17,275,195     17,688,500
                                                    ------------ --------------
             MEDIA -- 2.2%
  150,000    McGraw-Hill Companies Inc. ...........    3,798,929      7,534,500
  210,000    News Corp., Cl. B ....................    4,077,630      4,237,800
  590,000    Time Warner Inc. .....................    8,983,471     10,207,000
                                                    ------------ --------------
                                                      16,860,030     21,979,300
                                                    ------------ --------------
             RETAIL -- 5.0%
   60,000    Bed Bath & Beyond Inc.+ ..............    2,495,780      1,990,200
   45,000    Best Buy Co. Inc. ....................    1,740,507      2,467,800
  215,000    Cheesecake Factory Inc.+ .............    5,475,834      5,794,250
  120,000    Chico's FAS Inc.+ ....................    4,862,592      3,237,600
   90,000    Coach Inc.+ ..........................    2,173,159      2,691,000
   50,000    Costco Wholesale Corp. ...............    2,306,609      2,856,500
   65,000    Kohl's Corp.+ ........................    3,619,108      3,842,800
   20,000    Staples Inc. .........................      535,024        486,400
   80,000    Starbucks Corp.+ .....................    1,803,156      3,020,800
  155,000    Target Corp. .........................    6,785,649      7,574,850
  206,577    The Home Depot Inc. ..................    5,685,167      7,393,391
  213,400    Tiffany & Co. ........................    5,707,333      7,046,468
  150,000    Urban Outfitters Inc.+ ...............    4,576,941      2,623,500
                                                    ------------ --------------
                                                      47,766,859     51,025,559
                                                    ------------ --------------
             TOTAL CONSUMER DISCRETIONARY .........   87,693,703     97,144,509
                                                    ------------ --------------
             CONSUMER STAPLES -- 12.2%
   30,000    Cadbury Schweppes plc, ADR ...........    1,225,209      1,164,600
  230,000    Groupe Danone, ADR ...................    5,162,291      6,134,100
   60,000    Nestle SA, ADR .......................    4,446,450      4,702,038
  450,000    PepsiCo Inc. .........................   22,100,648     27,018,000
  485,000    Procter & Gamble Co. .................   26,316,250     26,966,000
  190,000    The Hershey Co. ......................   10,419,937     10,463,300
  280,000    Wal-Mart Stores Inc. .................   14,757,160     13,487,600

                                                                      MARKET
   SHARES                                              COST           VALUE
   ------                                              ----           ------
  530,000    Walgreen Co. ......................... $ 16,456,457 $   23,765,200
   20,000    Whole Foods Market Inc. ..............      813,800      1,292,800
  170,000    Wm. Wrigley Jr. Co. ..................    9,007,043      7,711,200
   26,250    Wm. Wrigley Jr. Co., Cl. B ...........    1,574,598      1,189,125
                                                    ------------ --------------
             TOTAL CONSUMER STAPLES ...............  112,279,843    123,893,963
                                                    ------------ --------------
             ENERGY -- 13.1%
   90,000    Anadarko Petroleum Corp. .............    4,501,909      4,292,100
   61,000    Apache Corp. .........................    1,970,404      4,163,250
   50,000    Baker Hughes Inc. ....................    2,616,718      4,092,500
   20,000    BJ Services Co. ......................      832,807        745,200
   70,000    Canadian Natural Resources Ltd. ......    3,271,408      3,876,600
  175,000    Chesapeake Energy Corp. ..............    5,510,383      5,293,750
   12,463    ConocoPhillips .......................      573,368        816,700
   85,000    Devon Energy Corp. ...................    3,965,184      5,134,850
   40,000    EnCana Corp. .........................    2,000,275      2,105,600
   75,000    EOG Resources Inc. ...................    5,968,368      5,200,500
  110,000    Halliburton Co. ......................    8,120,821      8,163,100
  135,000    Hess Corp. ...........................    6,180,309      7,134,750
  110,000    Kerr-McGee Corp. .....................    5,592,359      7,628,500
  125,000    McDermott International Inc.+ ........    4,840,905      5,683,750
   55,000    Murphy Oil Corp. .....................    2,242,801      3,072,300
   90,000    National-Oilwell Varco Inc.+ .........    5,380,325      5,698,800
   70,000    Occidental Petroleum Corp. ...........    6,770,263      7,178,500
  195,000    Peabody Energy Corp. .................    7,540,805     10,871,250
  123,000    Pioneer Natural Resources Co. ........    5,957,898      5,708,430
   50,000    Sasol Ltd., ADR ......................    2,070,546      1,932,000
  158,000    Schlumberger Ltd. ....................    5,142,155     10,287,380
  100,000    Southwestern Energy Co.+ .............    2,990,550      3,116,000
   44,000    Suncor Energy Inc. ...................    1,541,174      3,564,440
   60,000    Transocean Inc.+ .....................    2,410,948      4,819,200
   95,000    Valero Energy Corp. ..................    4,660,313      6,319,400
  130,000    XTO Energy Inc. ......................    5,524,477      5,755,100
                                                    ------------ --------------
             TOTAL ENERGY .........................  108,177,473    132,653,950
                                                    ------------ --------------
             FINANCIAL -- 14.4%
   80,000    Affiliated Managers Group Inc.+ ......    7,835,936      6,951,200
  315,000    American Express Co. .................   13,426,012     16,764,300
   80,000    American International Group Inc. ....    5,266,518      4,724,000
   53,100    China Life Insurance Co. Ltd., ADR ...    3,297,347      3,361,230
  560,000    Citigroup Inc. .......................   25,839,355     27,014,400
  125,000    Commerce Bancorp Inc. ................    4,438,042      4,458,750
  250,000    Credit Suisse Group, ADR .............   13,747,905     13,997,500
   60,000    Goldman Sachs Group Inc. .............    8,269,505      9,025,800

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                              COST           VALUE
   ------                                              ----           ------
             COMMON STOCKS (CONTINUED)
             FINANCIAL (CONTINUED)
   30,000    HSBC Holdings plc, ADR ............... $  2,706,890 $    2,650,500
   75,000    Legg Mason Inc. ......................    8,598,925      7,464,000
  145,000    Merrill Lynch & Co. Inc. .............    6,330,411     10,086,200
   30,000    Moody's Corp. ........................    1,640,558      1,633,800
  195,900    Northern Trust Corp. .................   11,288,088     10,833,270
  188,800    State Street Corp. ...................    9,069,793     10,967,392
   50,000    T. Rowe Price Group Inc. .............    2,040,354      1,890,500
  125,000    UBS AG ...............................   10,834,255     13,712,500
                                                    ------------ --------------
             TOTAL FINANCIAL ......................  134,629,894    145,535,342
                                                    ------------ --------------
             HEALTH CARE -- 12.5%
             HEALTH CARE EQUIPMENT & SERVICES -- 7.2%
   90,000    Alcon Inc. ...........................    8,545,175      8,869,500
  150,000    Biomet Inc. ..........................    6,321,694      4,693,500
  110,000    Edwards Lifesciences Corp.+ ..........    4,543,567      4,997,300
   35,000    IDEXX Laboratories Inc.+ .............    2,225,465      2,629,550
   70,000    Lincare Holdings Inc.+ ...............    3,008,947      2,648,800
  135,000    Medtronic Inc. .......................    6,189,982      6,334,200
   60,000    Quest Diagnostics Inc. ...............    3,496,844      3,595,200
  280,000    St. Jude Medical Inc.+ ...............    9,446,144      9,077,600
  220,000    Stryker Corp. ........................   10,945,256      9,264,200
  100,000    UnitedHealth Group Inc. ..............    3,812,352      4,478,000
  120,000    Varian Medical Systems Inc.+ .........    4,796,238      5,682,000
  195,000    Zimmer Holdings Inc.+ ................   14,311,699     11,060,400
                                                    ------------ --------------
                                                      77,643,363     73,330,250
                                                    ------------ --------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 5.3%
  218,000    Amgen Inc.+ ..........................   14,589,356     14,220,140
  105,000    Eli Lilly & Co. ......................    6,089,099      5,803,350
  165,000    Genentech Inc.+ ......................   11,078,269     13,497,000
  100,000    Genzyme Corp.+ .......................    5,739,755      6,105,000
   70,000    Gilead Sciences Inc.+ ................    4,481,872      4,141,200
  164,000    Johnson & Johnson ....................    8,665,669      9,826,880
                                                    ------------ --------------
                                                      50,644,020     53,593,570
                                                    ------------ --------------
             TOTAL HEALTH CARE ....................  128,287,383    126,923,820
                                                    ------------ --------------
             INDUSTRIAL -- 14.1%
   90,000    3M Co. ...............................    7,378,186      7,269,300
   55,000    C.H. Robinson Worldwide Inc. .........    1,257,189      2,931,500
   75,000    Caterpillar Inc. .....................    3,331,977      5,586,000
  130,000    Emerson Electric Co. .................   10,996,470     10,895,300
  50,000     Expeditors International of
               Washington Inc. ....................    1,228,395      2,800,500
   45,000    FedEx Corp. ..........................    5,257,016      5,258,700
   35,000    Fluor Corp. ..........................    1,629,609      3,252,550
  162,000    General Dynamics Corp. ...............    5,670,262     10,604,520
1,295,000    General Electric Co. .................   45,058,905     42,683,200
   90,000    Ingersoll-Rand Co. Ltd., Cl. A .......    3,668,937      3,850,200


                                                                      MARKET
     SHARES                                            COST           VALUE
     ------                                            ----           ------

  300,000    ITT Industries Inc. .................. $ 13,764,080 $   14,850,000
   95,000    L-3 Communications Holdings Inc. .....    4,346,496      7,164,900
   95,000    Rockwell Automation Inc. .............    5,919,823      6,840,950
   60,000    United Parcel Service Inc., Cl. B ....    4,378,495      4,939,800
  215,000    United Technologies Corp. ............   10,259,579     13,635,300
                                                    ------------ --------------
             TOTAL INDUSTRIAL .....................  124,145,419    142,562,720
                                                    ------------ --------------
             INFORMATION TECHNOLOGY -- 19.7%
             COMMUNICATIONS EQUIPMENT -- 2.0%
  556,000    Cisco Systems Inc.+ ..................    8,830,648     10,858,680
   40,000    Harman International Industries Inc.      3,337,982      3,414,800
  161,000    QUALCOMM Inc. ........................    5,532,862      6,451,270
                                                    ------------ --------------
                                                      17,701,492     20,724,750
                                                    ------------ --------------
             COMPUTERS & PERIPHERAL -- 1.4%
  175,000    Apple Computer Inc.+ .................   12,172,946      9,996,000
  180,000    Dell Inc.+ ...........................    5,907,724      4,393,800
                                                    ------------ --------------
                                                      18,080,670     14,389,800
                                                    ------------ --------------
             SEMICONDUCTORS -- 2.9%
   95,000    Broadcom Corp., Cl. A+ ...............    3,116,131      2,854,750
  430,000    Intel Corp. ..........................   18,400,340      8,148,500
  260,000    Linear Technology Corp. ..............    9,615,113      8,707,400
  160,000    Microchip Technology Inc. ............    4,322,022      5,368,000
  146,000    Texas Instruments Inc. ...............    3,922,716      4,422,340
                                                    ------------ --------------
                                                      39,376,322     29,500,990
                                                    ------------ --------------
             SOFTWARE & SERVICES -- 13.1%
  205,000    Adobe Systems Inc.+ ..................    6,260,089      6,223,800
   65,000    CheckFree Corp.+ .....................    2,323,579      3,221,400
  420,000    eBay Inc.+ ...........................   16,591,931     12,301,800
   55,000    Electronic Arts Inc.+ ................    2,671,361      2,367,200
   50,000    FactSet Research Systems Inc. ........    2,174,561      2,365,000
  100,000    Getty Images Inc.+ ...................    7,573,822      6,351,000
   73,900    Google Inc., Cl. A+ ..................   20,936,952     30,988,487
  100,000    International Game Technology ........    3,077,224      3,794,000
1,560,000    Microsoft Corp. ......................   40,626,884     36,348,000
  105,000    NAVTEQ Corp.+ ........................    4,632,396      4,691,400
   70,000    SEI Investments Co. ..................    3,150,029      3,421,600
   60,000    Trimble Navigation Ltd.+ .............    2,740,072      2,678,400
  535,000    Yahoo! Inc.+ .........................   18,844,248     17,655,000
                                                    ------------ --------------
                                                     131,603,148    132,407,087
                                                    ------------ --------------
             TELECOMMUNICATIONS -- 0.3%
   89,900    NeuStar Inc., Cl. A+ .................    3,114,186      3,034,125
                                                    ------------ --------------
             TOTAL INFORMATION TECHNOLOGY .........  209,875,818    200,056,752
                                                    ------------ --------------

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                              COST           VALUE
   ------                                              ----           ------

             COMMON STOCKS (CONTINUED)
             MATERIALS -- 2.9%
   60,000    Allegheny Technologies Inc. .......... $  1,531,200 $    4,154,400
   95,000    BHP Billiton Ltd., ADR ...............    4,045,820      4,091,650
  183,000    Commercial Metals Co. ................    3,185,986      4,703,100
   55,000    Freeport-McMoRan Copper &
                Gold Inc., Cl. B ..................    2,295,054      3,047,550
   65,000    Newmont Mining Corp. .................    3,215,192      3,440,450
   60,000    Phelps Dodge Corp. ...................    5,145,272      4,929,600
   25,000    Rio Tinto plc, ADR ...................    4,301,022      5,242,750
                                                    ------------ --------------
             TOTAL MATERIALS ......................   23,719,546     29,609,500
                                                    ------------ --------------
             TOTAL COMMON STOCKS ..................  928,809,079    998,380,556
                                                    ------------ --------------
   PRINCIPAL
    AMOUNT
   -------
             U.S. GOVERNMENT OBLIGATIONS -- 1.8%
$17,922,000  U.S. Treasury Bills,
               4.502% to 4.923%++,
               07/06/06 to 10/12/06 ...............   17,807,674     17,810,571
                                                    ------------ --------------
             TOTAL
               INVESTMENTS -- 100.3% .............. $946,616,753  1,016,191,127
                                                    ============

             OTHER ASSETS AND LIABILITIES (NET) -- (0.3)% ......     (3,207,910)
                                                                 --------------
             NET ASSETS -- 100.0% .............................. $1,012,983,217
                                                                 ==============
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt


                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $946,616,753) ................. $1,016,191,127
  Cash ......................................................          1,140
  Receivable for investments sold ...........................     10,510,728
  Dividends receivable ......................................        765,432
  Receivable for Fund shares sold ...........................        295,750
  Other assets ..............................................         19,956
                                                              --------------
  TOTAL ASSETS ..............................................  1,027,784,133
                                                              --------------
LIABILITIES:
  Payable for investments purchased .........................     10,812,000
  Payable for Fund shares redeemed ..........................      1,679,826
  Payable for shareholder services fees .....................        851,543
  Payable for investment advisory fees ......................        827,436
  Payable for shareholder
    communications expenses .................................        335,165
  Payable for distribution fees .............................        207,287
  Payable for Trustees' fees ................................          1,666
  Other accrued expenses ....................................         85,993
                                                              --------------
  TOTAL LIABILITIES .........................................     14,800,916
                                                              --------------
  NET ASSETS applicable to 35,336,715
    shares outstanding ...................................... $1,012,983,217
                                                              ==============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, each class at
    $0.01 par value ......................................... $      353,367
  Additional paid-in capital ................................  1,908,605,260
  Accumulated net investment loss ...........................       (699,007)
  Accumulated net realized loss on investments ..............   (964,850,777)
  Net unrealized appreciation on investments ................     69,574,374
                                                              --------------
  NET ASSETS ................................................ $1,012,983,217
                                                              ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($1,011,999,539 / 35,301,941
    shares outstanding; unlimited number
    of shares authorized) ...................................         $28.67
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($280,407 / 9,778 shares outstanding;
    unlimited number of shares authorized) ..................         $28.68
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..................................         $30.43
                                                                      ======
  CLASS B:
  Net Asset  Value and offering price per share
    ($271,725 / 9,657.6 shares outstanding;
    unlimited number of shares authorized) ..................         $28.14(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($431,546 / 15,338 shares outstanding;
    unlimited number of shares authorized) ..................         $28.14(a)
                                                                      ======
--------------------
(a) Redemption price varies based on length of time held.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $193,759) ..............   $  7,166,596
  Interest ..................................................        306,148
                                                                ------------
  TOTAL INVESTMENT INCOME ...................................      7,472,744
                                                                ------------
EXPENSES:
  Investment advisory fees ..................................      5,494,136
  Distribution fees - Class AAA .............................      1,372,326
  Distribution fees - Class A ...............................            355
  Distribution fees - Class B ...............................          1,385
  Distribution fees - Class C ...............................          2,300
  Shareholder services fees .................................        792,837
  Shareholder communications expenses .......................        264,202
  Custodian fees ............................................         75,508
  Legal and audit fees ......................................         39,289
  Trustees' fees ............................................         34,166
  Registration expenses .....................................         21,635
  Interest expense ..........................................            249
  Miscellaneous expenses ....................................         74,550
                                                                ------------
  TOTAL EXPENSES ............................................      8,172,938
  Less: Custodian fee credits ...............................         (1,187)
                                                                ------------
  TOTAL NET EXPENSES ........................................      8,171,751
                                                                ------------
  NET INVESTMENT LOSS .......................................       (699,007)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments ..........................     96,572,469
  Net change in unrealized appreciation/
    depreciation on investments .............................    (98,020,271)
                                                                ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ..........................................     (1,447,802)
                                                                ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................   $ (2,146,809)
                                                                ============

                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED
                                                                               JUNE 30, 2006           YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2005
                                                                               --------------       -----------------
OPERATIONS:
  Net investment loss ........................................................ $     (699,007)       $   (6,096,798)
  Net realized gain on investments ...........................................     96,572,469           117,060,872
  Net change in unrealized appreciation/depreciation on investments ..........    (98,020,271)            5,770,520
                                                                               --------------        --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............     (2,146,809)          116,734,594
                                                                               --------------        --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ..................................................................   (125,502,379)         (424,688,588)
  Class A ....................................................................          8,263               192,347
  Class C ....................................................................       (121,969)              272,594
                                                                               --------------        --------------
  NET DECREASE IN NET ASSETS FROM SHARES OF
    BENEFICIAL INTEREST TRANSACTIONS .........................................   (125,616,085)         (424,223,647)
                                                                               --------------        --------------
  REDEMPTION FEES ............................................................          4,905                25,950
                                                                               --------------        --------------
  NET DECREASE IN NET ASSETS .................................................   (127,757,989)         (307,463,103)
NET ASSETS:
  Beginning of period ........................................................  1,140,741,206         1,448,204,309
                                                                               --------------        --------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) .............................................. $1,012,983,217        $1,140,741,206
                                                                               ==============        ==============

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The GAMCO Growth Fund (the "Fund"), formerly The Gabelli Growth Fund, was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $6,096,798, with an offsetting adjustment to additional paid-in capital.

No distributions were made in the fiscal year ended December 31, 2005.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2005, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Accumulated capital loss carryforward ................  $(1,052,343,474)
    Net unrealized appreciation ..........................      158,514,873
                                                            ---------------
    Total ................................................  $  (893,828,601)
                                                            ===============

At December 31, 2005, the Fund had net capital loss carryforwards for Federal income tax purposes of $1,052,343,474, which are available to reduce future required distributions of net capital gains to shareholders. $701,151,305 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012. For the year ended December 31, 2005, the Fund utilized capital loss carryforwards of $110,960,677.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                       GROSS            GROSS         NET UNREALIZED
                                                    UNREALIZED       UNREALIZED        APPRECIATION/
                                     COST          APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                     ----          ------------     ------------      --------------
    Investments ............... $952,440,028      $120,844,173      $(57,093,074)      $63,751,099

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $258,470,990 and $388,835,385, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $19,561 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $407 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2006, there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $4,905 and $25,950, respectively.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2006                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2005
                                                     ---------------------------       ----------------------------
                                                       SHARES          AMOUNT             SHARES         AMOUNT
                                                     ---------------------------       ----------------------------
                                                               CLASS AAA                         CLASS AAA
                                                     ---------------------------       ----------------------------
Shares sold ......................................    1,354,934    $  39,969,021         4,243,927    $ 113,064,508
Shares redeemed ..................................   (5,616,270)    (165,471,400)      (20,096,781)    (537,753,096)
                                                     ----------    -------------       -----------    -------------
  Net decrease ...................................   (4,261,336)   $(125,502,379)      (15,852,854)   $(424,688,588)
                                                     ==========    ============-       ===========    =============
                                                                CLASS A                           CLASS A
                                                     ---------------------------       ----------------------------
Shares sold ......................................        1,145    $      33,273             7,311    $     208,331
Shares redeemed ..................................         (870)         (25,010)             (594)         (15,984)
                                                     ----------    -------------       -----------    -------------
  Net increase ...................................          275    $       8,263             6,717    $     192,347
                                                     ==========    ============-       ===========    =============
                                                                CLASS C                           CLASS C
                                                     ---------------------------       ----------------------------
Shares sold ......................................        1,916    $      54,400            14,494    $     373,629
Shares redeemed ..................................       (6,057)        (176,369)           (3,750)        (101,035)
                                                     ----------    -------------       -----------    -------------
  Net increase (decrease) ........................       (4,141)   $    (121,969)           10,744    $     272,594
                                                     ==========    ============-       ===========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                             INCOME
                                     FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                             -----------------------------------------    --------------------------
                                               Net
                 Net Asset                 Realized and       Total           Net
    Period        Value,         Net        Unrealized        from         Realized
    Ended        Beginning    Investment  Gain/(Loss) on    Investment      Gain on        Total
  December 31   of Period       Loss(a)     Investments     Operations    Investments   Distributions
  -----------   ---------       -------     -----------     ----------    -----------   -------------
CLASS AAA
   2006(b)        $28.81       $(0.02)       $(0.12)         $(0.14)          --             --
   2005            26.12        (0.13)         2.82            2.69           --             --
   2004            24.95        (0.11)         1.28            1.17           --             --
   2003            18.99        (0.14)         6.10            5.96           --             --
   2002            28.68        (0.17)        (9.52)          (9.69)          --             --
   2001            37.79        (0.23)        (8.88)          (9.11)      $(0.00)(c)     $(0.00)(c)
CLASS A
   2006(b)        $28.82       $(0.02)       $(0.12)         $(0.14)          --             --
   2005            26.13        (0.12)         2.81            2.69           --             --
   2004(e)         24.95        (0.02)         1.20            1.18           --             --
CLASS B
   2006(b)        $28.38       $(0.13)       $(0.11)         $(0.24)          --             --
   2005            25.93        (0.32)         2.77            2.45           --             --
   2004(e)         24.95        (0.28)         1.26            0.98           --             --
CLASS C
   2006(b)        $28.38       $(0.13)       $(0.11)         $(0.24)          --             --
   2005            25.93        (0.32)         2.77            2.45           --             --
   2004(e)         24.95        (0.21)         1.19            0.98           --             --


                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              -------------------------------------------------------------

                               Net Asset                    Net Assets
   Period                        Value,                       End of         Net                  Portfolio
    Ended       Redemption       End of          Total        Period     Investment   Operating   Turnover
  December 31     Fees(a)        Period         Return+     (in 000's)      Loss       Expenses     Rate
  -----------     -------        ------         -------     ----------      ----       --------     ----
CLASS AAA
   2006(b)       $0.00(c)        $28.67          (0.5)%     $1,012,000     (0.13)%(d)    1.49%(d)    24%
   2005           0.00(c)         28.81          10.3        1,139,640     (0.48)        1.49        39
   2004           0.00(c)         26.12           4.7        1,447,655     (0.46)        1.53        31
   2003             --            24.95          31.4        1,881,457     (0.60)        1.47        42
   2002             --            18.99         (33.8)       1,675,816     (0.68)        1.43        30
   2001             --            28.68         (24.1)       2,948,390     (0.71)        1.40        26
CLASS A
   2006(b)       $0.00(c)        $28.68          (0.5)%     $      280     (0.12)%(d)    1.49%(d)    24%
   2005           0.00(c)         28.82          10.3              274     (0.43)        1.47        39
   2004(e)        0.00(c)         26.13           4.7               73     (0.09)        1.60        31
CLASS B
   2006(b)       $0.00(c)        $28.14          (0.9)%     $      272     (0.87)%(d)    2.24%(d)    24%
   2005           0.00(c)         28.38           9.5              274     (1.22)        2.24        39
   2004(e)        0.00(c)         25.93           3.9              250     (1.12)        2.30        31
CLASS C
   2006(b)       $0.00(c)        $28.14          (0.9)%     $      431     (0.90)%(d)    2.24%(d)    24%
   2005           0.00(c)         28.38           9.5              553     (1.21)        2.23        39
   2004(e)        0.00(c)         25.93           3.9              226     (0.88)        2.37        31

---------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the six months ended June 30, 2006, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.

                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 15, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of large-cap growth funds chosen by Lipper as being comparable. The independent board members noted that the Fund's performance was near the top 25% of the funds in its category for the one and ten year periods and the top 50% for the prior three year period, but was in or near the lowest 25% of the funds in its category for the five year period. The independent board members also discussed at length the performance for the five year period and changes made to the Fund's portfolio to seek to prevent a recurrence of the Fund's performance in 2002.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent board members also noted that the Adviser's affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios were above and the Fund's size was above average within this group. The independent board members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services but that the five year performance record was poor and that the expense ratios were significantly higher than those of the peer group. The independent board members also noted that the longer and shorter-term performance was excellent or very good and that steps had been taken to seek to avoid the problems that led to the poor five year performance. They concluded that the positive trend and long-term record of the portfolio manager were sufficient in relation to the performance factor to warrant renewal of the investment advisory agreement at this time. The independent board members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                   Robert J. Morrissey
CHAIRMAN AND CHIEF                      ATTORNEY-AT-LAW
EXECUTIVE OFFICER                       MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                     Anthony R. Pustorino
ATTORNEY-AT-LAW                         CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.               PROFESSOR EMERITUS
                                        PACE UNIVERSITY

James P. Conn                           Anthony Torna
FORMER CHIEF INVESTMENT OFFICER         MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                      Anthonie C. van Ekris
PRESIDENT                               CHAIRMAN
FLETCHER & COMPANY, INC.                BALMAC INTERNATIONAL, INC.

John D. Gabelli                         Salvatore J. Zizza
SENIOR VICE PRESIDENT                   CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.                 SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                         Howard F. Ward, CFA
PRESIDENT                               PORTFOLIO MANAGER

James E. McKee                          Peter D. Goldstein
SECRETARY                               CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB406Q206SR




                                                                           GAMCO





                                                THE
                                                GAMCO
                                                GROWTH
                                                FUND






                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The GAMCO Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.